INTEREST IN STABLE VALUE FUND (Details) - EBP 310 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 488,511	$ 442,383
Savings Account
EBP, Master Trust [Line Items]
Total investments at fair value	230,292	210,745
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at contract value	671,822	687,944
Total investments at fair value	6,568,083	5,644,890
Master Trust Balances | Savings Account
EBP, Master Trust [Line Items]
Total investments at contract value	671,822	687,944
Total investments at fair value	21,173	21,124
Total	$ 692,995	$ 709,068